Consolidated income statement - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Profit or loss [abstract]
Net interest income	$ 15,240	$ 15,389	$ 15,100
– interest income	27,750	26,187	23,422
– interest expense	(12,510)	(10,798)	(8,322)
Net fee income	6,124	5,853	6,767
– fee income	7,804	7,575	8,469
– fee expense	(1,680)	(1,722)	(1,702)
Net income from financial instruments held for trading or managed on a fair value basis	5,331	4,648	4,883
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	2,196	(1,266)	(222)
Changes in fair value of long-term debt and related derivatives	88	29	(126)
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	457	350	345
Gains less losses from financial investments	201	94	124
Dividend income	38	34	41
Net insurance premium income	6,323	4,883	5,776
Other operating income	2,034	526	359
Total operating income	38,032	30,540	33,047
Net insurance claims and benefits paid and movement in liabilities to policyholders	(8,660)	(4,047)	(5,760)
Net operating income before change in expected credit losses and other credit impairment charges	29,372	26,493	27,287
Change in expected credit losses and other credit impairment charges	(1,140)	(1,360)	(407)
Net operating income	28,232	25,133	26,880
Employee compensation and benefits	(9,255)	(8,537)	(8,836)
General and administrative expenses	(6,372)	(7,586)	(7,767)
Depreciation and impairment of property, plant and equipment and right-of-use assets	(1,010)	(551)	(568)
Amortisation and impairment of intangible assets and goodwill	(512)	(436)	(378)
Total operating expenses	(17,149)	(17,110)	(17,549)
Operating profit	11,083	8,023	9,331
Share of profit in associates and joint ventures	1,324	1,155	1,381
Profit before tax	12,407	9,178	10,712
Tax expense	(2,470)	(2,569)	(2,296)
Profit for the period	9,937	6,609	8,416
Attributable to:
– ordinary shareholders of the parent company	8,507	5,435	7,173
– preference shareholders of the parent company	45	45	45
– other equity holders	664	499	530
– non-controlling interests	721	630	668
Profit for the period	$ 9,937	$ 6,609	$ 8,416
Basic earnings per ordinary share (in dollars per share)	$ 0.42	$ 0.27	$ 0.36
Diluted earnings per ordinary share (in dollars per share)	$ 0.42	$ 0.27	$ 0.36